RELATED PARTY TRANSACTIONS - Schedule of Amount Due from Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amount due from related parties		$ 27
Increase (Decrease) in Due to Related Parties	$ 0	821	$ 30
Amount due to related parties		1,531
AirMedia Holding Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties		3
AirMedia Merger Company Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties		3
Wealthy Environment Limited [Member] | Principal Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties		1
Global Earning Pacific Ltd. [Member] | Principal Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties		2
Mambo Fiesta Limited [Member] | Principal Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties		17
Shanghai Qingxuan Co Ltd [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Amount due from related parties		1
Mrs. Dan Shao [Member] | Principal Shareholder [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 0	$ 1,531
Annualized interest rate		21.60%